Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
May 31, 2025
BAL-K6-NPRT3-0725
1.9893901.105
Common Stocks - 62.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	27,744	1,853,577
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	29,914	5,431,140
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	10,287	892,397
CANADA - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	36,099	2,577,316
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	16,148	837,199
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (c)	392,751	1,476,733
Cameco Corp (United States)	12,061	705,930
Imperial Oil Ltd (b)	57,481	4,103,902
MEG Energy Corp	134,507	2,354,252
Meren Energy Inc	522,005	684,672
South Bow Corp	26,587	689,110
		10,014,599
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,072	3,525,548
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	6,475	382,219
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	10,500	389,025
TOTAL MATERIALS		771,244

TOTAL CANADA		17,725,906
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (c)	2,987	733,547
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	5,837	45,212
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	14,537	528,856
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	16,895	1,479,571
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	4,191	225,392
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	6,559	628,418
TOTAL GERMANY		853,810
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	713,989	2,199,125
Piraeus Financial Holdings SA	229,424	1,528,394

TOTAL GREECE		3,727,519
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar (c)	45,461	1,038,035
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	204,172	1,610,861
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	2,500	792,050
TOTAL IRELAND		2,402,911
ISRAEL - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	1,800	106,560
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	74,634	1,252,359
TOTAL ISRAEL		1,358,919
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	6,298	3,610,391
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	26,202	5,007,989
TOTAL NETHERLANDS		8,618,380
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	30,826	493,502
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	8,605	1,379,984
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (d)(e)	13,104	502,411
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	342,543	2,732,690
TOTAL SPAIN		3,235,101
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	9,536	304,103
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd	148,737	4,752,784
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,300	637,956

TOTAL TAIWAN		5,390,740
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(g)	2	0
Cazoo Group Ltd Tranche 1 warrants (c)(f)	2	0
Cazoo Group Ltd Tranche 2 warrants (c)(f)	2	0
Cazoo Group Ltd Tranche 3 warrants (c)(f)	3	0
		0
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	34,077	924,893
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (c)(f)(g)	182,820	637,975
Capital Markets - 0.1%
London Stock Exchange Group PLC	10,535	1,602,973
Insurance - 0.1%
Direct Line Insurance Group PLC	6,840	27,426
Hiscox Ltd	96,210	1,634,617
		1,662,043
TOTAL FINANCIALS		3,902,991

TOTAL UNITED KINGDOM		4,827,884
UNITED STATES - 59.5%
Communication Services - 6.0%
Entertainment - 1.6%
Electronic Arts Inc	11,003	1,582,011
Liberty Media Corp-Liberty Formula One Class C (c)	7,799	752,837
Live Nation Entertainment Inc (c)	16,920	2,321,255
Netflix Inc (c)	12,835	15,494,798
ROBLOX Corp Class A (c)	27,932	2,429,525
Roku Inc Class A (c)	12,485	904,663
Spotify Technology SA (c)	1,031	685,759
Take-Two Interactive Software Inc (c)	13,140	2,973,319
TKO Group Holdings Inc Class A	5,034	794,416
Walt Disney Co/The	57,175	6,463,062
Warner Bros Discovery Inc (c)	124,960	1,245,851
		35,647,496
Interactive Media & Services - 4.2%
Alphabet Inc Class A	267,605	45,958,483
Epic Games Inc (c)(f)(g)	182	122,692
Meta Platforms Inc Class A	68,855	44,582,924
Reddit Inc Class A (c)	5,564	625,115
		91,289,214
Media - 0.2%
Charter Communications Inc Class A (c)	5,375	2,129,951
Magnite Inc (c)	115,022	1,881,760
		4,011,711
TOTAL COMMUNICATION SERVICES		130,948,421

Consumer Discretionary - 6.6%
Automobiles - 1.0%
Tesla Inc (c)	64,529	22,356,717
Broadline Retail - 3.1%
Amazon.com Inc (c)	322,180	66,050,122
Etsy Inc (b)(c)	10,917	604,256
Macy's Inc	31,874	378,982
		67,033,360
Distributors - 0.0%
LKQ Corp	37,525	1,518,637
Diversified Consumer Services - 0.1%
Service Corp International/US	21,015	1,639,170
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	20,985	2,707,065
Booking Holdings Inc	391	2,157,902
Caesars Entertainment Inc (c)	22,845	614,073
Chipotle Mexican Grill Inc (c)	22,125	1,108,020
Churchill Downs Inc	17,180	1,640,175
Domino's Pizza Inc	4,035	1,911,864
DraftKings Inc Class A (c)	46,290	1,660,885
Dutch Bros Inc Class A (c)	11,682	843,440
Marriott International Inc/MD Class A1	17,906	4,724,140
Red Rock Resorts Inc Class A	10,872	522,616
Starbucks Corp	11,944	1,002,699
Yum! Brands Inc	17,491	2,517,655
		21,410,534
Household Durables - 0.1%
PulteGroup Inc	20,375	1,997,362
Somnigroup International Inc	11,807	768,163
		2,765,525
Specialty Retail - 1.0%
Floor & Decor Holdings Inc Class A (c)	3,852	276,150
Home Depot Inc/The	12,957	4,771,934
Lowe's Cos Inc	49,065	11,075,442
Ross Stores Inc	24,324	3,407,549
TJX Cos Inc/The	4,952	628,409
Warby Parker Inc Class A (c)	33,429	707,692
		20,867,176
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (c)	15,620	283,034
NIKE Inc Class B	51,304	3,108,510
PVH Corp	22,015	1,844,197
Tapestry Inc	24,177	1,899,103
		7,134,844
TOTAL CONSUMER DISCRETIONARY		144,725,963

Consumer Staples - 3.6%
Beverages - 1.1%
Coca-Cola Co/The	164,275	11,844,228
Constellation Brands Inc Class A	14,150	2,522,803
Keurig Dr Pepper Inc	133,077	4,480,703
Monster Beverage Corp (c)	18,844	1,205,073
PepsiCo Inc	24,988	3,284,673
		23,337,480
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	11,662	12,130,579
Dollar Tree Inc (c)	5,633	508,435
Kroger Co/The	18,676	1,274,263
Target Corp	24,044	2,260,376
Walmart Inc	116,205	11,471,758
		27,645,411
Food Products - 0.3%
Archer-Daniels-Midland Co	18,305	883,582
Bunge Global SA	13,756	1,075,032
JM Smucker Co	9,540	1,074,299
Lamb Weston Holdings Inc	9,359	522,045
Mondelez International Inc	35,464	2,393,466
		5,948,424
Household Products - 0.6%
Clorox Co/The	1,108	146,123
Procter & Gamble Co/The	77,066	13,092,743
Reynolds Consumer Products Inc	5,180	114,374
		13,353,240
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	23,210	1,553,677
Kenvue Inc	62,716	1,497,031
		3,050,708
Tobacco - 0.3%
Philip Morris International Inc	33,320	6,017,259
TOTAL CONSUMER STAPLES		79,352,522

Energy - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	9,213	401,687
Oil, Gas & Consumable Fuels - 1.4%
ConocoPhillips	22,932	1,957,246
Expand Energy Corp	10,583	1,229,003
Exxon Mobil Corp	180,376	18,452,465
Marathon Petroleum Corp	10,864	1,746,279
Shell PLC ADR	64,471	4,269,270
Valero Energy Corp	24,916	3,213,417
		30,867,680
TOTAL ENERGY		31,269,367

Financials - 8.1%
Banks - 2.5%
Bank of America Corp	357,338	15,769,326
Comerica Inc	21,615	1,234,000
First Horizon Corp	63,149	1,255,402
JPMorgan Chase & Co	27,092	7,152,288
KeyCorp	87,271	1,384,118
M&T Bank Corp	11,067	2,021,277
Pathward Financial Inc	10,695	834,745
Synovus Financial Corp	22,944	1,097,412
Truist Financial Corp	77,973	3,079,934
UMB Financial Corp	7,613	785,052
US Bancorp	124,569	5,429,963
Wells Fargo & Co	183,825	13,746,434
		53,789,951
Capital Markets - 2.0%
Bank of New York Mellon Corp/The	40,039	3,547,856
Blackrock Inc	5,402	5,293,366
Cboe Global Markets Inc	9,955	2,280,890
Charles Schwab Corp/The	101,745	8,988,154
DigitalBridge Group Inc Class A	28,122	311,029
Intercontinental Exchange Inc	30,329	5,453,154
LPL Financial Holdings Inc	6,259	2,423,234
MarketAxess Holdings Inc	19,252	4,166,325
Morgan Stanley	11,062	1,416,268
Northern Trust Corp	23,046	2,459,930
State Street Corp	19,377	1,865,618
StepStone Group Inc Class A	19,631	1,135,653
Tradeweb Markets Inc Class A	8,741	1,262,637
Virtu Financial Inc Class A	58,183	2,338,375
		42,942,489
Consumer Finance - 0.0%
OneMain Holdings Inc	17,926	929,284
SLM Corp	33,452	1,082,841
		2,012,125
Financial Services - 1.7%
Affirm Holdings Inc Class A (c)	18,756	973,436
Apollo Global Management Inc	22,679	2,963,919
AvidXchange Holdings Inc (c)	135,932	1,330,774
Berkshire Hathaway Inc Class A (c)	4	3,029,600
Block Inc Class A (c)	15,186	937,736
Fiserv Inc (c)	23,791	3,872,937
Mastercard Inc Class A	26,133	15,303,485
PayPal Holdings Inc (c)	41,651	2,927,232
UWM Holdings Corp Class A	169,209	727,599
Visa Inc Class A	10,547	3,851,659
Voya Financial Inc	10,840	721,076
		36,639,453
Insurance - 1.9%
American Financial Group Inc/OH	11,713	1,452,178
Arthur J Gallagher & Co	15,910	5,527,770
Brighthouse Financial Inc (c)	18,716	1,119,403
Chubb Ltd	30,015	8,920,458
Hartford Insurance Group Inc/The	41,138	5,341,358
Marsh & McLennan Cos Inc	29,168	6,815,395
Progressive Corp/The	5,715	1,628,375
The Travelers Companies, Inc.	17,677	4,873,549
Unum Group	16,646	1,360,145
Willis Towers Watson PLC	12,598	3,987,897
		41,026,528
TOTAL FINANCIALS		176,410,546

Health Care - 5.4%
Biotechnology - 1.3%
AbbVie Inc	60,345	11,230,809
Alnylam Pharmaceuticals Inc (c)	11,608	3,535,332
BioMarin Pharmaceutical Inc (c)	14,070	817,045
Exact Sciences Corp (c)	13,597	765,239
Gilead Sciences Inc	89,013	9,798,551
Nuvalent Inc Class A (c)	8,978	669,849
Ultragenyx Pharmaceutical Inc (c)	7,305	248,589
Vertex Pharmaceuticals Inc (c)	4,566	2,018,400
		29,083,814
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	45,338	6,056,250
Alcon AG (United States)	3,176	272,944
Baxter International Inc	99,141	3,023,801
Boston Scientific Corp (c)	116,484	12,261,106
Insulet Corp (c)	12,413	4,034,597
Intuitive Surgical Inc (c)	7,600	4,197,784
Masimo Corp (c)	12,145	1,973,563
Penumbra Inc (c)	8,040	2,146,439
Stryker Corp	17,512	6,700,792
		40,667,276
Health Care Providers & Services - 1.0%
Cencora Inc	23,083	6,722,693
CVS Health Corp	78,550	5,030,342
Molina Healthcare Inc (c)	9,604	2,929,604
Tenet Healthcare Corp (c)	22,134	3,735,555
UnitedHealth Group Inc	11,847	3,576,728
		21,994,922
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	5,533	1,547,579
Life Sciences Tools & Services - 0.2%
Danaher Corp	27,371	5,197,753
Thermo Fisher Scientific Inc	690	277,946
		5,475,699
Pharmaceuticals - 0.9%
Eli Lilly & Co	19,319	14,251,047
Merck & Co Inc	24,996	1,920,693
Pfizer Inc	133,805	3,143,079
		19,314,819
TOTAL HEALTH CARE		118,084,109

Industrials - 5.5%
Aerospace & Defense - 1.9%
Boeing Co (c)	35,261	7,310,311
GE Aerospace	47,943	11,789,663
Howmet Aerospace Inc	32,391	5,502,907
Lockheed Martin Corp	12,537	6,047,598
Northrop Grumman Corp	5,956	2,887,290
RTX Corp	14,237	1,943,066
Space Exploration Technologies Corp (c)(f)(g)	2,026	374,810
Space Exploration Technologies Corp Class C (c)(f)(g)	574	106,189
TransDigm Group Inc	3,578	5,254,043
		41,215,877
Building Products - 0.5%
Trane Technologies PLC	26,607	11,448,194
Commercial Services & Supplies - 0.3%
Cintas Corp	14,504	3,285,156
GFL Environmental Inc Subordinate Voting Shares (United States)	5,359	270,254
Republic Services Inc	12,585	3,237,995
		6,793,405
Construction & Engineering - 0.2%
Quanta Services Inc	10,001	3,425,943
Electrical Equipment - 0.8%
AMETEK Inc	32,338	5,780,094
Eaton Corp PLC	13,027	4,171,245
GE Vernova Inc	16,103	7,616,397
		17,567,736
Ground Transportation - 0.6%
CSX Corp	99,005	3,127,568
Old Dominion Freight Line Inc	15,617	2,501,374
Uber Technologies Inc (c)	67,294	5,663,463
Union Pacific Corp	12,572	2,786,710
		14,079,115
Machinery - 0.9%
Deere & Co	6,078	3,077,048
Dover Corp	17,343	3,082,718
Ingersoll Rand Inc	38,214	3,119,791
Parker-Hannifin Corp	12,032	7,997,671
Westinghouse Air Brake Technologies Corp	13,493	2,729,904
		20,007,132
Professional Services - 0.1%
Verisk Analytics Inc	10,035	3,152,395
Trading Companies & Distributors - 0.2%
Fastenal Co	53,014	2,191,599
United Rentals Inc	1,740	1,232,581
		3,424,180
TOTAL INDUSTRIALS		121,113,977

Information Technology - 19.1%
Communications Equipment - 1.1%
Arista Networks Inc	59,654	5,168,423
Cisco Systems Inc	281,790	17,764,042
Motorola Solutions Inc	1,000	415,379
		23,347,844
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	34,058	3,062,836
IT Services - 0.2%
Gartner Inc (c)	12,134	5,295,520
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices Inc (c)	2,100	232,533
Analog Devices Inc	59,096	12,645,362
Astera Labs Inc (c)	680	61,690
Broadcom Inc	83,123	20,121,585
First Solar Inc (c)	518	81,885
Intel Corp	60,200	1,176,910
Marvell Technology Inc	73,629	4,431,730
Micron Technology Inc	76,109	7,189,256
NVIDIA Corp	747,195	100,968,461
		146,909,412
Software - 6.2%
Cadence Design Systems Inc (c)	16,401	4,708,235
HubSpot Inc (c)	6,801	4,011,910
Intuit Inc	1,300	979,511
Microsoft Corp	260,098	119,738,715
OpenAI Global LLC rights (c)(f)(g)	113,208	166,416
Oracle Corp	4,813	796,696
Palantir Technologies Inc Class A (c)	2,307	304,016
Servicenow Inc (c)	1,477	1,493,380
Stripe Inc Class B (c)(f)(g)	1,800	63,900
Synopsys Inc (c)	1,600	742,368
Unity Software Inc (c)	38,388	1,001,159
		134,006,306
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	510,920	102,618,282
TOTAL INFORMATION TECHNOLOGY		415,240,200

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	6,853	1,911,370
Axalta Coating Systems Ltd (c)	22,763	701,100
Balchem Corp	4,249	708,308
Chemours Co/The	28,418	287,874
Corteva Inc	23,613	1,671,800
Ecolab Inc	11,003	2,922,617
Element Solutions Inc	23,790	508,630
Linde PLC	13,739	6,424,083
Mosaic Co/The	36,020	1,301,763
Sherwin-Williams Co/The	3,246	1,164,697
		17,602,242
Construction Materials - 0.1%
Martin Marietta Materials Inc	2,613	1,430,748
Containers & Packaging - 0.1%
AptarGroup Inc	5,296	838,886
International Paper Co	25,920	1,239,236
		2,078,122
Metals & Mining - 0.1%
Freeport-McMoRan Inc	23,386	899,893
Newmont Corp	25,202	1,328,650
Nucor Corp	9,487	1,037,498
		3,266,041
TOTAL MATERIALS		24,377,153

Real Estate - 1.3%
Health Care REITs - 0.2%
CareTrust REIT Inc	12,469	358,608
Ventas Inc	15,994	1,028,094
Welltower Inc	20,257	3,125,251
		4,511,953
Industrial REITs - 0.1%
Prologis Inc	14,635	1,589,361
Terreno Realty Corp	13,886	783,448
		2,372,809
Office REITs - 0.0%
COPT Defense Properties	25,115	689,407
Kilroy Realty Corp	17,023	548,140
		1,237,547
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	10,207	1,276,079
Residential REITs - 0.2%
Camden Property Trust	8,908	1,046,601
Invitation Homes Inc	50,790	1,711,623
Sun Communities Inc	5,460	673,982
		3,432,206
Retail REITs - 0.1%
Curbline Properties Corp	25,627	581,476
Macerich Co/The	47,219	764,003
NNN REIT Inc	17,052	712,092
Tanger Inc	20,001	596,030
		2,653,601
Specialized REITs - 0.6%
American Tower Corp	19,578	4,202,419
CubeSmart	26,752	1,143,916
Digital Realty Trust Inc	10,750	1,843,840
Equinix Inc	3,120	2,773,118
Extra Space Storage Inc	443	66,959
Four Corners Property Trust Inc	12,432	343,248
Iron Mountain Inc	9,387	926,591
Public Storage Operating Co	4,676	1,442,125
		12,742,216
TOTAL REAL ESTATE		28,226,411

Utilities - 1.4%
Electric Utilities - 1.0%
Constellation Energy Corp	10,944	3,350,506
Duke Energy Corp	26,960	3,173,731
Entergy Corp	20,712	1,724,895
Evergy Inc	14,504	963,211
Exelon Corp	47,281	2,071,853
NextEra Energy Inc	59,952	4,235,009
NRG Energy Inc	5,904	920,434
PG&E Corp	102,167	1,724,579
PPL Corp	39,228	1,363,173
Southern Co/The	10,222	919,980
TXNM Energy Inc	10,083	571,605
Xcel Energy Inc	20,397	1,429,830
		22,448,806
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	8,350	84,251
Vistra Corp	15,840	2,543,429
		2,627,680
Multi-Utilities - 0.3%
Ameren Corp	15,237	1,476,161
CenterPoint Energy Inc	38,959	1,450,833
NiSource Inc	24,172	955,761
Sempra	30,324	2,383,163
		6,265,918
TOTAL UTILITIES		31,342,404

TOTAL UNITED STATES		1,301,091,073
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	53,451	791,823
TOTAL COMMON STOCKS (Cost $922,676,647)		1,364,203,990

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (c)(f)(g)	1,863	413,158
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(f)(g)	957	202,677
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(f)(g)	6,632	11,141
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (f)(g)	1,516	124,706
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (f)(g)	2,024	871
ABL Space Systems Co Series A9 (f)(g)	1,315	564
		1,435
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(f)(g)	731	69,416
TOTAL INDUSTRIALS		70,851

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(f)(g)	6,103	73,541
IT Services - 0.0%
Gupshup Inc (c)(f)(g)	3,298	21,536
Software - 0.1%
Algolia Inc Series D (c)(f)(g)	3,612	70,434
Databricks Inc Series G (c)(f)(g)	444	45,643
Databricks Inc Series H (c)(f)(g)	2,574	264,607
Skyryse Inc Series B (c)(f)(g)	7,300	201,699
Stripe Inc Series H (c)(f)(g)	2,037	72,314
		654,697
TOTAL INFORMATION TECHNOLOGY		749,774

TOTAL UNITED STATES		945,331
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,630,335)		1,572,307

Fixed-Income Funds - 36.5%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $842,231,421)	8,186,899	798,959,467

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(f) (Cost $217,134)	12,063	96,142

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025 (j)	4.24 to 4.25	160,000	159,811
US Treasury Bills 0% 6/5/2025 (j)	4.23 to 4.25	700,000	699,753
US Treasury Bills 0% 7/17/2025 (j)	4.25	40,000	39,789
US Treasury Bills 0% 7/24/2025 (j)	4.24	100,000	99,389
US Treasury Bills 0% 7/31/2025 (j)	4.22	390,000	387,298
US Treasury Bills 0% 8/21/2025 (j)	4.27	80,000	79,247
US Treasury Bills 0% 8/7/2025 (j)	4.25	20,000	19,845
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,485,002)			1,485,132

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	29,351,089	29,356,960
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	4,277,888	4,278,316
TOTAL MONEY MARKET FUNDS (Cost $33,635,276)			33,635,276

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,801,875,815)	2,199,952,314
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(9,051,376)
NET ASSETS - 100.0%	2,190,900,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	43	Jun 2025	12,719,400	1,774,421	1,774,421

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $502,411 or 0.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $502,411 or 0.0% of net assets.

(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,044,289 or 0.1% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,245,217.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	80,344

ABL Space Systems Co Series A9	10/22/21	79,963

Algolia Inc Series D	7/23/21	105,633

Astranis Space Technologies Corp Series C	3/19/21	133,783

Beta Technologies Inc Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,625

ByteDance Ltd Series E1	11/18/20	204,137

Cazoo Group Ltd	3/28/21	46,072

Databricks Inc Series G	2/01/21	26,250

Databricks Inc Series H	8/31/21	189,148

Epic Games Inc	3/29/21	161,070

Gupshup Inc	6/08/21	75,409

OpenAI Global LLC rights	9/30/24	113,208

Skyryse Inc Series B	10/21/21	180,164

Space Exploration Technologies Corp	2/16/21 - 12/09/24	88,808

Space Exploration Technologies Corp Class C	12/09/24	106,190

Starling Bank Ltd Class D	6/18/21	326,861

Stripe Inc Class B	5/18/21	72,231

Stripe Inc Series H	3/15/21 - 5/25/23	81,735

Waymo LLC Series C2	10/18/24	118,553

Xsight Labs Ltd Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,493,453	438,360,317	432,496,810	1,151,431	-	-	29,356,960	29,351,089	0.1%
Fidelity Investment Grade Bond Central Fund	674,556,069	163,229,442	23,674,012	23,815,638	(4,010,123)	(11,141,909)	798,959,467	8,186,899	2.0%
Fidelity Securities Lending Cash Central Fund	2,403,450	32,901,136	31,026,270	3,686	-	-	4,278,316	4,277,888	0.0%
Total	700,452,972	634,490,895	487,197,092	24,970,755	(4,010,123)	(11,141,909)	832,594,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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